COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
Operating Lease Agreement Schedule

Year ending December 31,	Amount
2016	12,810

$12,810